EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 15, 2012 (Accession No. 0001193125-12-063280), to the Prospectus dated August 16, 2011, for the Class K shares of AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio and ATM International Portfolio, each a series of EQ Advisors Trust.